EMPLOYEE BENEFITS (Schedule of Employee Benefits) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)		Dec. 31, 2019 CNY (¥)
Employee Benefits
Wages, salaries and allowances	$ 1,464	¥ 9,302		¥ 9,680		¥ 12,371
Housing funds	65	415	[1]	331	[1]	405	[1]
Contribution to pension plans	235	1,493	[1]	518	[1]	1,718	[1]
Welfare and other expenses	52	333		972		1,038
Less: employee benefits expenses capitalized into intangible assets-concession right	(7)	(47)		(89)		(137)
Total employee benefits | ¥		¥ 11,496		¥ 11,412		¥ 15,395
Total employee benefits | $	$ 1,809

[1]	According to the PRC state regulations, the employees of the Group’s subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as the housing funds.